Employee benefit plans - Sensitivity analysis (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Sensitivity analysis
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption (as a percent)	0.50%
Discount rate
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	€ (89,298)
Increase (decrease) in pension liability due to decrease in assumption	104,053
Rate of compensation increase
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	16,040
Increase (decrease) in pension liability due to decrease in assumption	(15,793)
Rate of pension increase
Sensitivity analysis
Increase (decrease) in pension liability due to increase in assumption	46,089
Increase (decrease) in pension liability due to decrease in assumption	€ (41,222)